FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) (Financial Expenses Net [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014 Foreign Exchange Contract [Member]	Mar. 31, 2013 Foreign Exchange Contract [Member]	Mar. 31, 2014 Swap [Member]	Apr. 01, 2013 Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 4	$ 2	$ 11	$ 10